THE ALGER AMERICAN FUND

    SUPPLEMENT DATED NOVEMBER 16, 2001 TO THE PROSPECTUS DATED MAY 1, 2001 AS
                        SUPPLEMENTED SEPTEMBER 26, 2001


THE PARAGRAPH UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 7 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is the chief market strategist for all portfolios, overseeing the investments of each portfolio. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, Alison Barbi, CFA and Jill Greenwald, CFA are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth and Income & Growth Portfolios, and co-manager of the Balanced and Growth Portfolios since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Mr. Hyun, manager of the Leveraged AllCap Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997, as a Senior Vice President and portfolio manager from 1997 until June 2000, and a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Barbi, co-manager of the Balanced Portfolio, has been employed by the Manager since September 2001 as a Senior Vice President and portfolio manager, prior to which she was a Vice President and securities trader at NationsBanc Montgomery Securities, LLC from 1990 until 1998, and a private investor since 1998. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J & W Seligman & Co. from 1999 until November 2001.

                             THE ALGER AMERICAN FUND

                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                         ALGER AMERICAN GROWTH PORTFOLIO
                    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
                    ALGER AMERICAN INCOME & GROWTH PORTFOLIO

    SUPPLEMENT DATED NOVEMBER 16, 2001 TO THE PROSPECTUS DATED MAY 1, 2001 AS
                        SUPPLEMENTED SEPTEMBER 26, 2001


THE PARAGRAPH UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 6 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is the chief market strategist for all portfolios, overseeing the investments of each portfolio. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA and Jill Greenwald, CFA are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth and Income & Growth Portfolios, and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Mr. Hyun, manager of the Leveraged AllCap Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997, as a Senior Vice President and portfolio manager from 1997 until June 2000, and a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J & W Seligman & Co. from 1999 until November 2001.

                             THE ALGER AMERICAN FUND

                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                         ALGER AMERICAN GROWTH PORTFOLIO
                    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

    SUPPLEMENT DATED NOVEMBER 16, 2001 TO THE PROSPECTUS DATED MAY 1, 2001 AS
                        SUPPLEMENTED SEPTEMBER 26, 2001


THE PARAGRAPH UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 7 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is the chief market strategist for all portfolios, overseeing the investments of each portfolio. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA and Jill Greenwald, CFA are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth Portfolio, and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Mr. Hyun, manager of the Leveraged AllCap Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997, as a Senior Vice President and portfolio manager from 1997 until June 2000, and a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J & W Seligman & Co. from 1999 until November 2001.

                             THE ALGER AMERICAN FUND

                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                         ALGER AMERICAN GROWTH PORTFOLIO
                    ALGER AMERICAN INCOME & GROWTH PORTFOLIO

    SUPPLEMENT DATED NOVEMBER 16, 2001 TO THE PROSPECTUS DATED MAY 1, 2001 AS
                        SUPPLEMENTED SEPTEMBER 26, 2001


THE PARAGRAPH UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 5 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is the chief market strategist for all portfolios, overseeing the investments of each portfolio. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA and Jill Greenwald, CFA are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the Income & Growth Portfolio, and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Mr. Hyun, co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997, as a Senior Vice President and portfolio manager from 1997 until June 2000, and a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J & W Seligman & Co. from 1999 until November 2001.

                             THE ALGER AMERICAN FUND

                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                         ALGER AMERICAN GROWTH PORTFOLIO

    SUPPLEMENT DATED NOVEMBER 16, 2001 TO THE PROSPECTUS DATED MAY 1, 2001 AS
                        SUPPLEMENTED SEPTEMBER 26, 2001


THE PARAGRAPH UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 6 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is the chief market strategist for all portfolios, overseeing the investments of each portfolio. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA and Jill Greenwald, CFA are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth Portfolio, and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Mr. Hyun, co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997, as a Senior Vice President and portfolio manager from 1997 until June 2000, and a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J & W Seligman & Co. from 1999 until November 2001.

            THE ALGER AMERICAN FUND - SMALL CAPITALIZATION PORTFOLIO

    SUPPLEMENT DATED NOVEMBER 16, 2001 TO THE PROSPECTUS DATED MAY 1, 2001 AS
                        SUPPLEMENTED SEPTEMBER 26, 2001

THE PARAGRAPH UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 4 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is the chief market strategist for the Portfolio, overseeing the investments of the Portfolio. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the Portfolio prior to 1995. Jill Greenwald, CFA is the individual responsible for the day-to-day management of the Portfolio's investments. Ms. Greenwald, manager of the Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J & W Seligman & Co. from 1999 until November 2001.